UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3361

Fidelity Massachusetts Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Massachusetts
Municipal Income Fund

October 31, 2007

MFL-QTLY-1207

1.809072.103

Investments October 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.7%
	Principal Amount	Value
Guam - 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875% 7/1/35	$ 2,115,000	$ 2,202,011
Massachusetts - 93.1%
Ashland Gen. Oblig. 5.25% 5/15/19 (AMBAC Insured)	1,300,000	1,411,748
Auburn Gen. Oblig. 5.125% 6/1/23 (AMBAC Insured)	1,305,000	1,378,263
Boston Gen. Oblig. Series A, 5% 1/1/17	1,005,000	1,074,044
Boston Spl. Oblig. (Boston City Hosp. Issue Proj.):
5% 8/1/16 (MBIA Insured)	9,705,000	10,140,949
5% 8/1/17 (MBIA Insured)	7,990,000	8,324,302
5% 8/1/18 (MBIA Insured)	6,200,000	6,473,048
Boston Wtr. & Swr. Commission Rev.:
Sr. Series A:
5.25% 11/1/19	10,325,000	11,306,288
5.75% 11/1/13	1,975,000	2,089,807
Sr. Series C, 5.2% 11/1/21 (FGIC Insured)	2,045,000	2,089,826
Bridgewater-Raynham Reg'l. School District:
5% 6/15/18 (FSA Insured)	1,475,000	1,558,352
5% 6/15/19 (FSA Insured)	1,535,000	1,619,747
Brockton Gen. Oblig. 5.1% 4/1/12 (MBIA Insured)	1,550,000	1,574,785
Brookline Gen. Oblig. 5.75% 4/1/15	1,045,000	1,108,870
Dracut Gen. Oblig.:
5% 5/15/16 (AMBAC Insured)	1,400,000	1,490,076
5% 5/15/19 (AMBAC Insured)	1,000,000	1,061,780
Freetown Lakeville Reg'l. School District 5% 1/1/21 (MBIA Insured)	2,265,000	2,396,619
Hopedale Gen. Oblig. 5% 11/15/19 (AMBAC Insured)	1,000,000	1,070,200
Littleton Gen. Oblig. 5% 1/15/19 (FGIC Insured)	1,380,000	1,457,294
Lowell Gen. Oblig.:
5% 12/15/17 (MBIA Insured)	1,410,000	1,514,876
5% 12/15/19 (MBIA Insured)	1,310,000	1,393,395
Lynn Gen. Oblig.:
5.375% 8/15/14 (FGIC Insured)	2,120,000	2,270,202
5.375% 8/15/15 (FGIC Insured)	2,235,000	2,390,914
5.375% 8/15/16 (FGIC Insured)	2,345,000	2,506,008
Lynn Wtr. & Swr. Commission Gen. Rev. Series A:
5% 6/1/18 (MBIA Insured)	2,055,000	2,183,910
5% 6/1/19 (MBIA Insured)	1,560,000	1,649,513
5% 12/1/32 (MBIA Insured)	2,000,000	2,064,340
Marblehead Gen. Oblig.:
5% 8/15/19	1,510,000	1,597,867
5% 8/15/20	1,465,000	1,551,142
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Martha's Vineyard Land Bank Rev.:
5% 5/1/18 (AMBAC Insured)	$ 2,070,000	$ 2,228,707
5% 5/1/34 (AMBAC Insured)	1,000,000	1,029,560
Massachusetts Bay Trans. Auth.:
Series 1991 A, 7% 3/1/21 (FGIC Insured)	3,025,000	3,674,468
Series A:
5.5% 3/1/12	4,350,000	4,547,229
7% 3/1/21	1,500,000	1,819,440
Series B, 6.2% 3/1/16	27,525,000	31,079,028
Massachusetts Bay Trans. Auth. Massachusetts Rev. Series A:
5.25% 7/1/30	7,085,000	7,285,860
5.75% 7/1/15	85,000	90,005
5.75% 7/1/18	330,000	349,430
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Sr. Series A, 5.25% 7/1/32	7,745,000	8,641,561
Sr. Series B, 5.5% 7/1/29 (MBIA Insured)	4,000,000	4,585,760
Sr. Series C:
5.25% 7/1/19	4,430,000	4,902,415
5.25% 7/1/21	4,000,000	4,437,280
5.25% 7/1/23	3,950,000	4,388,450
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev.:
5% 1/1/14	1,500,000	1,576,035
5% 1/1/17	1,250,000	1,314,613
5% 1/1/19	2,000,000	2,083,400
5% 1/1/20	3,000,000	3,120,510
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College Proj.) Series A, 5% 10/1/21 (MBIA Insured)	1,165,000	1,239,840
(Boston College Proj.) Series P:
5% 7/1/20	2,500,000	2,669,550
5% 7/1/21	3,090,000	3,286,926
(Boston Univ. Proj.) Series T1, 5% 10/1/39 (AMBAC Insured)	10,000,000	10,315,700
(Mount Holyoke College Proj.):
5.125% 7/1/21	5,715,000	5,931,313
5.25% 7/1/31	11,785,000	12,211,735
5.5% 7/1/14	750,000	798,360
5.5% 7/1/15	910,000	968,358
5.5% 7/1/16	590,000	627,630
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Regis College Proj.):
5.25% 10/1/18	$ 2,240,000	$ 2,210,634
5.5% 10/1/28	5,660,000	5,502,199
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 5.5%, tender 5/1/14 (a)(b)	10,250,000	10,698,130
Massachusetts Edl. Fing. Auth. Rev.:
Series A:
Issue E:
4.55% 7/1/09 (AMBAC Insured) (b)	700,000	701,400
4.65% 7/1/10 (AMBAC Insured) (b)	1,670,000	1,677,365
4.75% 7/1/11 (AMBAC Insured) (b)	2,875,000	2,887,363
4.8% 7/1/12 (AMBAC Insured) (b)	745,000	751,243
4.95% 7/1/14 (AMBAC Insured) (b)	1,405,000	1,423,321
5% 7/1/15 (AMBAC Insured) (b)	665,000	674,835
Issue G, 5% 12/1/11 (MBIA Insured) (b)	1,200,000	1,207,704
Series C Issue G:
4.7% 12/1/09 (MBIA Insured) (b)	1,060,000	1,061,622
4.9% 12/1/11 (AMBAC Insured) (b)	1,515,000	1,526,211
Massachusetts Fed. Hwy.:
Series 1998 A:
0% 6/15/15	1,455,000	1,069,934
5.25% 12/15/11 (Pre-Refunded to 12/15/08 @ 101) (c)	3,070,000	3,157,464
5.25% 6/15/12 (Pre-Refunded to 12/15/08 @ 101) (c)	7,320,000	7,528,547
5.5% 6/15/14 (Pre-Refunded to 12/15/08 @ 101) (c)	8,310,000	8,569,189
Series 1998 B, 5.125% 6/15/15 (MBIA Insured) (Pre-Refunded to 12/15/08 @ 101) (c)	5,820,000	5,977,955
Series 2000 A:
5.75% 6/15/11	8,660,000	9,216,145
5.75% 12/15/11	9,510,000	10,120,732
5.75% 6/15/12	5,000,000	5,312,000
5.75% 6/15/13	8,000,000	8,523,440
5.75% 12/15/14 (Pre-Refunded to 12/15/10 @ 100) (c)	5,035,000	5,341,581
Series B, 5.125% 12/15/14 (Pre-Refunded to 12/15/08 @ 101) (c)	660,000	677,912
Massachusetts Gen. Oblig.:
Series 1992 D, 6% 5/1/08 (Escrowed to Maturity) (c)	350,000	354,407
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series 2001 D:
5.5% 11/1/18	$ 2,000,000	$ 2,255,160
5.5% 11/1/20	1,000,000	1,131,270
Series 2003 D, 5.5% 10/1/19 (AMBAC Insured)	7,000,000	7,936,810
Series 2004 A, 5.25% 8/1/20 (FSA Insured)	5,000,000	5,555,300
Series 2004 D, 5% 12/1/23 (Pre-Refunded to 12/1/14 @ 100) (c)	4,850,000	5,245,324
Series 2005 A, 5% 3/1/25 (Pre-Refunded to 3/1/15 @ 100) (c)	15,420,000	16,663,931
Series 2005 C, 5% 9/1/25 (Pre-Refunded to 9/1/15 @ 100) (c)	26,840,000	29,132,673
Series 2006 D:
5% 8/1/19	8,990,000	9,551,515
5% 8/1/20 (Pre-Refunded to 8/1/16 @ 100) (c)	4,000,000	4,344,560
5% 8/1/22 (Pre-Refunded to 8/1/16 @ 100) (c)	8,700,000	9,449,418
Series A:
4.159% 5/1/37 (FGIC Insured) (a)	20,000,000	18,889,000
5% 8/1/16 (Pre-Refunded to 8/1/14 @ 100) (c)	5,000,000	5,375,000
5% 3/1/18 (FSA Insured)	15,000,000	16,002,000
5% 3/1/19 (Pre-Refunded to 3/1/15 @ 100) (c)	60,000	64,840
5% 3/1/19 (Pre-Refunded to 3/1/15 @ 100) (c)	1,230,000	1,329,224
Series B:
5% 11/1/15	7,000,000	7,569,100
5.25% 9/1/20 (FSA Insured)	4,255,000	4,729,943
5.25% 9/1/22 (FSA Insured)	15,000,000	16,706,250
Series C:
5% 8/1/32 (AMBAC Insured)	18,500,000	19,325,655
5% 8/1/37 (AMBAC Insured)	15,500,000	16,154,255
5.25% 8/1/23 (FSA Insured)	2,800,000	3,023,524
5.25% 8/1/24 (FSA Insured)	6,500,000	7,002,775
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (c)	1,795,000	1,928,297
Series D:
5% 8/1/21 (Pre-Refunded to 8/1/16 @ 100) (c)	5,750,000	6,245,305
5.25% 10/1/22 (Pre-Refunded to 10/1/13 @ 100) (c)	3,800,000	4,126,572
5.375% 8/1/22 (Pre-Refunded to 8/1/12 @ 100) (c)	240,000	258,828
5.5% 10/1/18	6,000,000	6,766,260
Series E:
5% 11/1/24 (Pre-Refunded to 11/1/16 @ 100) (c)	25,300,000	27,533,231
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series E:
5.25% 1/1/21 (Pre-Refunded to 1/1/13 @ 100) (c)	$ 4,315,000	$ 4,642,897
5.25% 1/1/21 (Pre-Refunded to 1/1/13 @ 100) (c)	695,000	747,813
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Med. Ctr. Proj.) Series F:
5.75% 7/1/17	1,305,000	1,373,865
5.75% 7/1/18	1,300,000	1,368,042
5.75% 7/1/19	1,455,000	1,528,041
5.75% 7/1/20	500,000	524,885
5.75% 7/1/33	3,000,000	3,101,010
(Berklee College of Music Proj.) Series A:
5% 10/1/16	1,000,000	1,073,490
5% 10/1/19	3,290,000	3,484,933
5% 10/1/21	3,270,000	3,412,670
5% 10/1/23	2,000,000	2,074,280
5% 10/1/25	5,950,000	6,142,185
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22 (d)	11,815,000	11,831,659
(Brandeis Univ. Proj.) Series I:
5.25% 10/1/14 (MBIA Insured)	2,780,000	2,849,583
5.25% 10/1/16 (MBIA Insured)	1,400,000	1,434,286
(Emerson Hosp. Proj.) Series E, 5% 8/15/35 (Radian Asset Assurance, Inc. Insured)	2,500,000	2,470,200
(Harvard Univ. Proj.) Series FF, 5.125% 7/15/37	39,135,000	40,592,779
(Lahey Clinic Med. Ctr. Proj.) Series C, 5% 8/15/30 (FGIC Insured)	5,190,000	5,341,185
(Massachusetts Eye & Ear Infirmary Proj.) Series B:
5.25% 7/1/08 (ACA Finl. Guaranty Corp. Insured)	2,000,000	2,015,000
5.25% 7/1/09 (ACA Finl. Guaranty Corp. Insured)	2,540,000	2,585,441
5.25% 7/1/10 (ACA Finl. Guaranty Corp. Insured)	2,000,000	2,033,700
5.25% 7/1/11 (ACA Finl. Guaranty Corp. Insured)	3,025,000	3,074,398
(Massachusetts Gen. Hosp. Proj.) Series F, 6.25% 7/1/12 (AMBAC Insured)	11,110,000	11,765,046
(Massachusetts Institute of Technology Proj.):
Series I1, 5.2% 1/1/28	6,500,000	7,282,925
Series K, 5.375% 7/1/17	6,805,000	7,571,039
Series L:
5% 7/1/18	4,315,000	4,705,723
5% 7/1/23	3,990,000	4,348,502
5.25% 7/1/33	14,000,000	15,771,700
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Med. Ctr. of Central Massachusetts Proj.) 6.55% 6/23/22 (AMBAC Insured)	$ 17,000,000	$ 17,363,120
(New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (MBIA Insured)	500,000	500,480
(Northeastern Univ. Proj.) Series 1998 G, 5% 10/1/28 (MBIA Insured)	6,500,000	6,614,465
(Partners HealthCare Sys. Proj.):
Series 1997 A:
5.125% 7/1/11 (MBIA Insured)	3,885,000	3,928,124
5.375% 7/1/24 (MBIA Insured)	7,430,000	7,514,256
Series C:
5.75% 7/1/21	2,500,000	2,665,375
5.75% 7/1/32	190,000	202,502
5.75% 7/1/32 (Pre-Refunded to 7/1/11 @ 101) (c)	4,810,000	5,218,754
Series E:
5% 7/1/17	1,255,000	1,310,145
5% 7/1/19	1,390,000	1,441,138
Series F:
5% 7/1/17	1,410,000	1,490,680
5% 7/1/19	1,760,000	1,844,216
5% 7/1/20	2,350,000	2,454,646
5% 7/1/21	1,150,000	1,196,644
5% 7/1/22	1,855,000	1,932,687
Series G:
5% 7/1/18	1,500,000	1,589,475
5% 7/1/20	1,300,000	1,364,922
5% 7/1/22	1,350,000	1,407,686
5% 7/1/27	7,750,000	7,958,630
5% 7/1/28	5,515,000	5,646,202
(South Shore Hosp. Proj.) Series F:
5.125% 7/1/08	2,000,000	2,020,260
5.25% 7/1/09	2,120,000	2,177,346
5.5% 7/1/12	2,165,000	2,240,212
5.625% 7/1/19	1,000,000	1,035,090
5.75% 7/1/29	4,350,000	4,482,284
(Tufts Univ. Proj.):
Series I, 5.5% 2/15/36	5,000,000	5,260,900
Series J, 5.5% 8/15/17	500,000	561,890
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(UMass Worcester Proj.) Series B:
5.25% 10/1/15 (FGIC Insured)	$ 565,000	$ 596,346
5.25% 10/1/15 (Pre-Refunded to 10/1/11 @ 100) (c)	435,000	462,714
(Wellesley College Proj.):
5% 7/1/19	1,975,000	2,070,926
5% 7/1/20	2,075,000	2,174,704
(Williams College Proj.):
Series 2003 H, 5% 7/1/20	1,005,000	1,053,290
Series 2006 L:
5% 7/1/17	1,000,000	1,075,530
5% 7/1/18	1,000,000	1,070,990
5% 7/1/19	1,695,000	1,803,853
5% 7/1/20	2,410,000	2,561,155
5% 7/1/21	2,535,000	2,686,416
5% 7/1/36	9,205,000	9,518,062
(Worcester City Campus Proj.) Series E:
5% 10/1/17 (FGIC Insured)	2,130,000	2,291,497
5% 10/1/18 (FGIC Insured)	1,985,000	2,126,272
5% 10/1/19 (FGIC Insured)	1,350,000	1,437,764
5% 10/1/20 (FGIC Insured)	2,465,000	2,621,454
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. (Boston Edison Co. Proj.) Series A, 5.75% 2/1/14	9,900,000	9,910,395
Massachusetts Indl. Fin. Agcy. Resource Recovery Rev. (Ogden Haverhill Proj.) Series 1998 A, 5.2% 12/1/08 (b)	1,300,000	1,306,812
Massachusetts Indl. Fin. Agcy. Rev. (Whitehead Institute Biomedical Research Proj.) 5.125% 7/1/26	14,600,000	14,612,848
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev.:
(Nuclear Mix #1 Proj.) Series A, 5.25% 7/1/12 (MBIA Insured)	8,000,000	8,528,960
(Nuclear Mix #4 Proj.) Series A, 5.25% 7/1/12 (MBIA Insured)	8,510,000	9,072,681
Massachusetts Port Auth. Rev.:
(US Airways, Inc. Proj.) Series A, 5.5% 9/1/10 (MBIA Insured) (b)	2,030,000	2,051,782
Series 1998 A:
5% 7/1/23 (FSA Insured)	8,750,000	8,882,300
5.5% 7/1/17 (FSA Insured)	2,105,000	2,148,784
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Port Auth. Rev.: - continued
Series 1998 B:
5% 7/1/10 (FSA Insured) (b)	$ 2,275,000	$ 2,316,974
5% 7/1/15 (FSA Insured) (b)	3,310,000	3,363,721
Series 2007 C:
5% 7/1/17 (FSA Insured) (b)	1,660,000	1,768,498
5% 7/1/22 (FSA Insured) (b)	6,140,000	6,422,010
5% 7/1/27 (FSA Insured) (b)	5,000,000	5,166,050
Series A:
5% 7/1/18 (AMBAC Insured)	5,205,000	5,520,371
5% 7/1/18 (MBIA Insured)	2,000,000	2,104,360
5% 7/1/19 (MBIA Insured)	6,915,000	7,240,143
5% 7/1/20 (MBIA Insured)	2,505,000	2,613,792
5% 7/1/21 (AMBAC Insured)	5,010,000	5,273,175
5% 7/1/21 (MBIA Insured)	3,000,000	3,119,550
5% 7/1/22 (MBIA Insured)	2,000,000	2,073,580
5% 7/1/35 (AMBAC Insured)	10,000,000	10,313,700
Series B:
5.5% 7/1/10 (FSA Insured) (b)	11,470,000	11,917,215
5.5% 7/1/11 (FSA Insured) (b)	5,500,000	5,708,120
5.5% 7/1/12 (FSA Insured) (b)	4,000,000	4,148,760
5.625% 7/1/12 (Escrowed to Maturity) (c)	1,095,000	1,151,031
Massachusetts Port Auth. Spl. Facilities Rev.:
(BosFuel Corp. Proj.):
5% 7/1/18 (FGIC Insured) (b)	1,500,000	1,577,325
5% 7/1/19 (FGIC Insured) (b)	1,000,000	1,044,330
5% 7/1/20 (FGIC Insured) (b)	1,360,000	1,414,862
5% 7/1/21 (FGIC Insured) (b)	1,000,000	1,035,580
(Delta Air Lines, Inc. Proj.) Series A:
5.5% 1/1/12 (AMBAC Insured) (b)	10,395,000	10,982,110
5.5% 1/1/13 (AMBAC Insured) (b)	7,015,000	7,391,986
5.5% 1/1/14 (AMBAC Insured) (b)	6,040,000	6,349,852
5.5% 1/1/15 (AMBAC Insured) (b)	5,000,000	5,244,400
5.5% 1/1/16 (AMBAC Insured) (b)	5,000,000	5,235,300
5.5% 1/1/17 (AMBAC Insured) (b)	6,470,000	6,758,821
5.5% 1/1/18 (AMBAC Insured) (b)	6,000,000	6,253,440
5.5% 1/1/19 (AMBAC Insured) (b)	5,000,000	5,199,150
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A:
4.5% 8/15/35 (AMBAC Insured)	20,000,000	19,412,000
5% 8/15/17 (AMBAC Insured)	5,000,000	5,417,900
5% 8/15/22 (FSA Insured)	5,540,000	5,834,894
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A: - continued
5% 8/15/23 (FSA Insured)	$ 6,000,000	$ 6,303,120
5% 8/15/24 (FSA Insured)	7,100,000	7,444,279
5% 8/15/25 (FSA Insured)	2,350,000	2,459,205
5% 8/15/27 (MBIA Insured)	10,000,000	10,424,400
5% 8/15/30 (FSA Insured)	101,600,000	105,707,674
5% 8/15/37 (AMBAC Insured)	26,000,000	27,017,380
Massachusetts Spl. Oblig. Dedicated Tax Rev.:
5.25% 1/1/19 (FGIC Insured)	3,500,000	3,860,570
5.5% 1/1/28 (FGIC Insured)	1,000,000	1,144,500
Massachusetts Spl. Oblig. Rev. Series A:
5% 6/1/23 (FSA Insured)	2,000,000	2,101,480
5.5% 6/1/15 (FGIC Insured)	11,070,000	12,313,272
5.5% 6/1/16 (FGIC Insured)	2,520,000	2,819,124
5.5% 6/1/16 (FSA Insured)	3,000,000	3,356,100
5.5% 6/1/18 (FSA Insured)	9,740,000	10,962,370
5.5% 6/1/19 (FSA Insured)	10,000,000	11,289,300
Massachusetts State College Bldg. Auth. Rev.:
Series A:
0% 5/1/22 (Escrowed to Maturity) (c)	2,250,000	1,195,920
0% 5/1/28 (XL Cap. Assurance, Inc. Insured)	6,080,000	2,333,018
5% 5/1/18 (MBIA Insured)	2,270,000	2,399,935
5% 5/1/31 (AMBAC Insured)	5,000,000	5,196,200
5% 5/1/36 (AMBAC Insured)	8,000,000	8,268,160
5% 5/1/43 (MBIA Insured)	11,410,000	11,663,530
5.25% 5/1/14 (XL Cap. Assurance, Inc. Insured)	2,075,000	2,222,782
5.25% 5/1/15 (XL Cap. Assurance, Inc. Insured)	2,030,000	2,173,541
5.25% 5/1/16 (XL Cap. Assurance, Inc. Insured)	1,295,000	1,384,588
5.25% 5/1/19 (XL Cap. Assurance, Inc. Insured)	2,680,000	2,843,614
5.25% 5/1/21 (XL Cap. Assurance, Inc. Insured)	1,965,000	2,078,027
5.25% 5/1/23 (XL Cap. Assurance, Inc. Insured)	2,665,000	2,802,221
Series B:
5.375% 5/1/18 (XL Cap. Assurance, Inc. Insured)	1,100,000	1,220,571
5.375% 5/1/20 (XL Cap. Assurance, Inc. Insured)	1,825,000	2,041,171
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Series 1997 A, 5.125% 1/1/17 (MBIA Insured)	3,575,000	3,619,473
Series 1999 A:
5% 1/1/39 (AMBAC Insured)	6,925,000	6,992,103
5.25% 1/1/29 (AMBAC Insured)	45,615,000	46,774,533
Sr. Series A:
0% 1/1/25 (MBIA Insured)	5,110,000	2,330,211
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.: - continued
Sr. Series A:
0% 1/1/29 (MBIA Insured)	$ 33,195,000	$ 12,295,760
5% 1/1/37 (MBIA Insured)	26,440,000	26,482,304
5.125% 1/1/23 (MBIA Insured)	3,460,000	3,503,042
Sr. Series C:
0% 1/1/16 (MBIA Insured)	3,000,000	2,149,470
0% 1/1/17 (MBIA Insured)	7,705,000	5,261,513
0% 1/1/18 (MBIA Insured)	2,025,000	1,315,886
0% 1/1/19 (MBIA Insured)	13,815,000	8,529,243
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A, 5.55% 1/1/17 (MBIA Insured)	15,510,000	16,205,934
Massachusetts Wtr. Poll. Abatement Trust:
(MWRA Prog.) Series A, 5.25% 8/1/20	1,700,000	1,801,337
(Pool Prog.):
Series 10:
5% 8/1/22	305,000	319,902
5% 8/1/34	150,000	154,748
5% 8/1/34 (Pre-Refunded to 8/1/14 @ 100) (c)	905,000	976,794
5.25% 8/1/15	2,435,000	2,644,532
Series 12:
5% 8/1/19	13,995,000	14,964,434
5% 8/1/20	7,000,000	7,458,360
Series 2004 A:
5.25% 2/1/16	6,110,000	6,704,136
5.25% 2/1/17	6,435,000	7,082,104
5.25% 2/1/18	6,300,000	6,961,500
5.25% 2/1/22	1,170,000	1,299,250
5.25% 8/1/22	6,525,000	7,264,152
5.25% 2/1/23	1,390,000	1,547,974
5.25% 2/1/24	1,170,000	1,303,228
5.25% 8/1/24	3,780,000	4,219,576
Series 3, 5.4% 2/1/10	300,000	302,838
Series 4, 5.125% 8/1/14	70,000	71,429
Series 5, 5.25% 8/1/15	75,000	77,614
Series 6:
5.25% 8/1/19	30,000	31,271
5.5% 8/1/30	17,580,000	18,578,544
5.625% 8/1/14	115,000	122,493
5.625% 8/1/15	25,000	26,629
5.625% 8/1/15 (Pre-Refunded to 8/1/10 @ 101) (c)	975,000	1,039,847
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust: - continued
Series 6:
5.625% 8/1/16	$ 485,000	$ 516,603
Series 7:
5.25% 2/1/16	4,495,000	4,723,121
5.25% 2/1/17	2,795,000	2,928,881
Series 8:
5% 8/1/17	110,000	115,135
5% 8/1/20	105,000	109,393
Series 9:
5.25% 8/1/33	595,000	624,982
5.25% 8/1/33 (Pre-Refunded to 8/1/13 @ 100) (c)	2,590,000	2,809,658
Series A, 5.25% 8/1/16	21,700,000	23,918,174
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A:
5% 8/1/15	50,000	50,035
5% 8/1/15 (Escrowed to Maturity) (c)	950,000	1,030,399
5.25% 8/1/12	565,000	577,458
5.25% 8/1/13	330,000	337,178
5.45% 2/1/13 (Escrowed to Maturity) (c)	1,960,000	2,050,082
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series A:
5% 8/1/23 (FSA Insured)	2,000,000	2,113,500
5% 8/1/25 (FSA Insured)	2,000,000	2,104,120
5% 8/1/26 (FSA Insured)	2,000,000	2,099,460
5% 8/1/27 (FSA Insured)	2,000,000	2,094,800
5% 8/1/28 (FSA Insured)	2,000,000	2,090,160
5.25% 8/1/21 (MBIA Insured)	12,645,000	13,780,900
5.25% 8/1/24 (MBIA Insured)	9,000,000	9,696,150
6.5% 7/15/19 (Escrowed to Maturity) (c)	21,960,000	25,874,809
Series B:
5.125% 8/1/27 (MBIA Insured)	6,960,000	7,225,037
5.5% 8/1/15 (FSA Insured)	1,500,000	1,657,845
5.5% 8/1/16 (FSA Insured)	1,425,000	1,596,869
Series D, 5% 8/1/24 (MBIA Insured)	1,510,000	1,534,794
Series J:
5% 8/1/42	8,160,000	8,290,070
5.5% 8/1/20 (FSA Insured)	1,000,000	1,128,230
Maynard Gen. Oblig.:
5.5% 2/1/17 (MBIA Insured)	1,030,000	1,121,886
5.5% 2/1/20 (MBIA Insured)	1,025,000	1,110,844
5.5% 2/1/23 (MBIA Insured)	1,000,000	1,080,790
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Monson Gen. Oblig.:
5.25% 5/15/17 (AMBAC Insured)	$ 2,120,000	$ 2,263,715
5.25% 5/15/19 (AMBAC Insured)	2,335,000	2,483,249
5.25% 11/1/21 (AMBAC Insured)	1,000,000	1,076,080
5.25% 5/15/22 (AMBAC Insured)	2,985,000	3,161,772
Pioneer Valley Reg'l. School District:
5.375% 6/15/15 (AMBAC Insured)	1,235,000	1,326,353
5.375% 6/15/16 (AMBAC Insured)	1,000,000	1,076,610
Pittsfield Gen. Oblig.:
5% 4/15/19 (MBIA Insured)	1,140,000	1,200,773
5.5% 4/15/17 (MBIA Insured)	1,930,000	2,083,396
Randolph Gen. Oblig.:
5% 9/1/16 (AMBAC Insured)	1,170,000	1,259,014
5% 9/1/18 (AMBAC Insured)	1,090,000	1,165,472
5% 9/1/19 (AMBAC Insured)	1,085,000	1,154,201
Reading Gen. Oblig.:
5% 3/15/20 (MBIA Insured)	2,100,000	2,204,790
5% 3/15/21 (MBIA Insured)	2,190,000	2,293,018
Salem Gen. Oblig.:
5% 1/15/19 (FGIC Insured)	1,525,000	1,608,707
5% 1/15/20 (FGIC Insured)	1,350,000	1,419,566
Springfield Gen. Oblig.:
5% 8/1/15 (FSA Insured)	1,000,000	1,079,750
5% 8/1/16 (FSA Insured)	8,000,000	8,658,240
5% 8/1/17 (FSA Insured)	5,000,000	5,398,800
5% 8/1/18 (FSA Insured)	7,210,000	7,773,462
5% 8/1/22 (MBIA Insured)	3,610,000	3,791,583
5% 8/1/23 (MBIA Insured)	2,050,000	2,147,601
5.25% 1/15/18 (Pre-Refunded to 1/15/13 @ 100) (c)	1,000,000	1,077,480
5.75% 8/1/14 (FSA Insured)	4,000,000	4,477,280
Univ. of Massachusetts Bldg. Auth. Facilities Rev.:
Series 2004 1:
5.375% 11/1/16 (AMBAC Insured)	1,305,000	1,425,934
5.375% 11/1/16 (Pre-Refunded to 11/1/14 @ 100) (c)	4,860,000	5,369,863
Series 2004 A, 5.375% 11/1/17 (Pre-Refunded to 11/1/14 @ 100) (c)	1,000,000	1,104,910
Woods Hole, Martha's Vineyard & Nantucket Steamship Series 2004 B, 5% 3/1/17	3,300,000	3,516,117
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Worcester Gen. Oblig.:
Series 2001 A:
5.25% 8/15/21 (FGIC Insured)	$ 1,465,000	$ 1,531,658
5.5% 8/15/13 (FGIC Insured)	1,285,000	1,372,316
5.5% 8/15/18 (FGIC Insured)	1,000,000	1,066,130
Series 2001 B, 5.5% 10/1/14 (FGIC Insured)	1,070,000	1,144,622
		1,734,968,663
Puerto Rico - 4.4%
Puerto Rico Commonwealth Gen. Oblig.:
(Pub. Impt. Proj.):
Series 2006 A, 5.25% 7/1/26	3,000,000	3,118,200
Series A, 5.25% 7/1/30	5,500,000	5,677,210
Series B:
5% 7/1/35	2,625,000	2,620,931
5.25% 7/1/32	11,625,000	11,982,934
Series 2006A, 3.474% 7/1/21 (FGIC Insured) (a)	5,400,000	5,216,454
Series A:
5.25% 7/1/18	3,500,000	3,663,380
5.25% 7/1/18 (CIFG North America Insured) (FSA Insured)	2,500,000	2,686,750
5.5% 7/1/21 (FGIC Insured)	9,000,000	10,246,230
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	3,000,000	3,301,440
Series 2002 E, 5.5% 7/1/21 (FSA Insured)	1,700,000	1,935,399
Series L, 5.25% 7/1/41 (CIFG North America Insured)	3,010,000	3,376,648
Series N, 5.25% 7/1/39 (FGIC Insured)	7,500,000	8,457,750
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (c)	10,745,000	11,354,134
Puerto Rico Govt. Dev. Bank Series B, 5% 12/1/12	3,790,000	3,969,419
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series A:
0% 8/1/41 (FGIC Insured)	15,600,000	3,006,588
0% 8/1/54 (AMBAC Insured)	15,600,000	1,475,448
		82,088,915
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Rev. Series A:
5% 10/1/11	$ 805,000	$ 837,055
5% 10/1/13	700,000	735,721
5.25% 10/1/16	750,000	794,445
		2,367,221
TOTAL INVESTMENT PORTFOLIO - 97.7% (Cost $1,792,941,562)	1,821,626,810
NET OTHER ASSETS - 2.3%	42,108,268
NET ASSETS - 100%	$ 1,863,735,078
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,831,659 or 0.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	9/3/92	$ 11,081,643
Income Tax Information

At October 31, 2007, the aggregate cost of investment securities for income tax purposes was $1,792,094,088. Net unrealized appreciation aggregated $29,532,722, of which $38,813,228 related to appreciated investment securities and $9,280,506 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Massachusetts Municipal Money Market Fund

October 31, 2007

MFS-QTLY-1207

1.809069.103

Investments October 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 96.3%
	Principal Amount	Value
Massachusetts - 89.4%
Bedford Gen. Oblig. BAN 4.25% 7/24/08	$ 27,010,000	$ 27,114,108
Boston Gen. Oblig. Participating VRDN Series PZ 226, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,070,000	6,070,000
Boston Indl. Dev. Rev. (New Boston Seafood Ctr., Inc. Proj.) Series 1997, 3.48%, LOC Bank of America NA, VRDN (b)(c)	3,360,000	3,360,000
Boston Wtr. & Swr. Commission Rev. Participating VRDN:
Series MS 00 434, 3.49% (Liquidity Facility Morgan Stanley) (b)(d)	5,530,000	5,530,000
Series SG 75, 3.49% (Liquidity Facility Societe Generale) (b)(d)	13,480,000	13,480,000
Braintree Gen. Oblig. BAN 3.75% 11/13/08 (a)	38,400,000	38,548,608
Brockton Gen. Oblig. BAN 4% 5/16/08	9,000,000	9,015,879
Chelmsford Gen. Oblig. BAN 4% 6/20/08	18,003,000	18,038,130
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 05 36, 3.46% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)	11,835,000	11,835,000
Danvers Gen. Oblig. BAN 4.25% 7/11/08	10,392,085	10,430,151
Dudley Charlton Reg'l. School District Participating VRDN Series PA 521, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,675,000	5,675,000
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 06 108, 3.46% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	14,700,000	14,700,000
Fall River Gen. Oblig. BAN Series B, 4.25% 7/24/08	12,966,000	13,009,586
Haverhill Gen. Oblig. BAN:
4.25% 3/28/08	3,860,000	3,869,793
4.5% 11/9/07	4,169,589	4,170,278
Manchester Essex Reg'l. School District BAN 4.25% 8/15/08	10,000,000	10,045,495
Massachusetts Participating VRDN:
Series Clipper 06 11, 3.46% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)	53,900,000	53,900,000
Series Clipper 07 18, 3.53% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)	84,675,000	84,675,000
Massachusetts Bay Trans. Auth. Participating VRDN:
Series Merlots 00 H, 3.34% (Liquidity Facility Wachovia Bank NA) (b)(d)	24,930,000	24,930,000
Series PA 675, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,670,000	4,670,000
Series ROC II R 10181, 3.5% (Liquidity Facility Citibank NA) (b)(d)	10,595,000	10,595,000
Series TOC 04 D, 3.47% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	26,670,000	26,670,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Bay Trans. Auth. Massachusetts Rev. Participating VRDN:
Series PT 3619, 3.49% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	$ 9,950,000	$ 9,950,000
Series PT 3827, 3.52% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	5,765,000	5,765,000
Series Putters 1062, 3.49% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	12,280,000	12,280,000
Series ROC II R 10112, 3.5% (Liquidity Facility Citigroup, Inc.) (b)(d)	10,000,000	10,000,000
Series ROC II R 6522, 3.5% (Liquidity Facility Citigroup, Inc.) (b)(d)	10,375,000	10,375,000
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN:
Series DB 163, 3.52% (Liquidity Facility Deutsche Bank AG) (b)(d)	5,515,000	5,515,000
Series DB 183, 3.49% (Liquidity Facility Deutsche Bank AG) (b)(d)	8,475,000	8,475,000
Series Merlots 06 B35, 3.34% (Liquidity Facility Wachovia Bank NA) (b)(d)	36,400,000	36,400,000
Series MS 01 723, 3.49% (Liquidity Facility Morgan Stanley) (b)(d)	34,160,000	34,160,000
Series MS 1195, 3.49% (Liquidity Facility Morgan Stanley) (b)(d)	10,445,500	10,445,500
Series PT 1580, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,000,000	10,000,000
Series PT 2459, 3.49% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	39,880,000	39,880,000
Series PT 2581, 3.49% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	9,000,000	9,000,000
Series PT 3585, 3.49% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	25,040,000	25,040,000
Series PT 3603, 3.49% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	16,370,000	16,370,000
Series PT 4140, 3.49% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(d)	28,200,000	28,200,000
Series Putters 733T, 3.49% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	10,070,000	10,070,000
Series ROC II R 1034, 3.5% (Liquidity Facility Citigroup, Inc.) (b)(d)	7,980,000	7,980,000
Series UBS 07 21, 3.49% (Liquidity Facility BNP Paribas SA) (b)(d)	6,200,000	6,200,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Assisted Living Facility Rev. (Whalers Cove Proj.) Series 2001 A, 3.51%, LOC Wachovia Bank NA, VRDN (b)(c)	$ 3,250,000	$ 3,250,000
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds (Nantucket Elec. Co. Proj.) 3.78% tender 11/8/07, CP mode (c)	13,300,000	13,300,000
Massachusetts Dev. Fin. Agcy. Indl. Dev. Rev.:
(Charm Sciences, Inc. Proj.) Series 1999 A, 3.45%, LOC Bank of America NA, VRDN (b)(c)	3,000,000	3,000,000
(Monkiewicz Realty Trust Proj.) 3.3%, LOC Bank of America NA, VRDN (b)(c)	4,695,000	4,695,000
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev.:
(Archstone Reading Apts. Proj.) Series A, 3.3%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	24,840,000	24,840,000
(Avalon Acton Apts. Proj.) 3.48%, LOC Fannie Mae, VRDN (b)(c)	20,000,000	20,000,000
(Casco Crossing Proj.) 3.51%, LOC Fannie Mae, VRDN (b)(c)	13,000,000	13,000,000
(Georgetown Village Apts. Proj.) 3.51%, LOC Fannie Mae, VRDN (b)(c)	9,670,000	9,670,000
(Salem Heights Apts. Proj.) Series A, 3.48%, LOC Fed. Home Ln. Bank of Boston, VRDN (b)(c)	16,600,000	16,600,000
Series A, 3.33%, LOC Bayerische Landesbank (UNGTD), VRDN (b)(c)	23,000,000	23,000,000
Massachusetts Dev. Fin. Agcy. Resource Recovery Rev. (Waste Mgmt., Inc. Proj.) Series 1999, 3.49%, LOC SunTrust Banks, Inc., VRDN (b)(c)	4,500,000	4,500,000
Massachusetts Dev. Fin. Agcy. Rev.:
Participating VRDN:
Series EGL 7053024 Class A, 3.5% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	20,835,000	20,835,000
Series LB 05 K10, 3.29% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	13,500,000	13,500,000
Series LB 06 K49W, 3.3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	10,000,000	10,000,000
Series MACN 05 J, 3.47% (Liquidity Facility Bank of America NA) (b)(d)	17,195,000	17,195,000
Series MACN 06 P, 3.47% (Liquidity Facility Bank of America NA) (b)(d)	8,760,000	8,760,000
(Alliance of Massachusetts, Inc. Proj.) Series 2001 A, 3.48%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	6,705,000	6,705,000
(Beaver Country Day School Proj.) 3.46%, LOC Allied Irish Banks PLC, VRDN (b)	7,700,000	7,700,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Boston Renaissance Charter School Proj.) 3.48%, LOC Bank of America NA, VRDN (b)	$ 12,655,000	$ 12,655,000
(Boston Univ. Proj.):
Series R2, 3.58% (XL Cap. Assurance, Inc. Insured), VRDN (b)	2,120,000	2,120,000
Series R4, 3.58% (XL Cap. Assurance, Inc. Insured), VRDN (b)	6,530,000	6,530,000
(Edgewood Retirement Proj.) Series A, 3.29%, LOC Lloyds TSB Bank PLC, VRDN (b)	10,520,000	10,520,000
(Fifteen-O-Five West Housatonic LLC Proj.) 3.32%, LOC HSBC Bank USA, VRDN (b)(c)	3,075,000	3,075,000
(ISO New England, Inc. Proj.) 3.46%, LOC KeyBank NA, VRDN (b)	18,600,000	18,600,000
(Mary Ann Morse Healthcare Proj.) 3.47%, LOC JPMorgan Chase Bank, VRDN (b)	14,300,000	14,300,000
(WGBH Edl. Foundation Proj.) Series B, 3.25% (AMBAC Insured), VRDN (b)	28,300,000	28,300,000
3.75% 11/5/07, LOC JPMorgan Chase Bank, CP	5,000,000	5,000,000
Massachusetts Edl. Fing. Auth. Ed. Ln. Rev. Participating VRDN Series UBS 07 8, 3.51% (Liquidity Facility BNP Paribas SA) (b)(c)(d)	9,700,000	9,700,000
Massachusetts Edl. Fing. Auth. Rev. Participating VRDN Series MS 06 1669, 3.52% (Liquidity Facility Morgan Stanley) (b)(c)(d)	7,755,000	7,755,000
Massachusetts Gen. Oblig.:
Bonds:
Series 2006 C, 5% 5/1/08 (CIFG North America Insured)	5,750,000	5,787,517
Series A, 5.375% 8/1/08 (MBIA Insured)	6,330,000	6,406,914
Series MS 1015, 3.75%, tender 3/6/08 (Liquidity Facility Morgan Stanley) (b)(d)(e)	7,006,000	7,006,000
Series PT 3650, 3.73%, tender 3/6/08 (Liquidity Facility Dexia Cr. Local de France) (b)(d)(e)	45,410,000	45,410,000
Series PT 3742, 3.78%, tender 3/6/08 (Liquidity Facility Dexia Cr. Local de France) (b)(d)(e)	6,390,000	6,390,000
Participating VRDN:
Series AAB 00 18, 3.48% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	14,740,000	14,740,000
Series AAB 02 18, 3.48% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	14,375,000	14,375,000
Series BA 01 O, 3.47% (Liquidity Facility Bank of America NA) (b)(d)	2,785,000	2,785,000
Series BA 02 C, 3.47% (Liquidity Facility Bank of America NA) (b)(d)	3,490,000	3,490,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series Clipper 07 06, 3.51% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)	$ 47,850,000	$ 47,850,000
Series Clipper 07 39, 3.48% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)	32,700,000	32,700,000
Series EGL 07 0124, 3.5% (Liquidity Facility Citibank NA) (b)(d)	12,235,000	12,235,000
Series EGL 07 0149, 3.5% (Liquidity Facility Citibank NA) (b)(d)	18,000,000	18,000,000
Series IXIS 04 9, 3.49% (Liquidity Facility CDC Fin. CDC IXIS) (b)(d)	22,565,000	22,565,000
Series LB 07 P28, 3.3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	16,045,000	16,045,000
Series MACN 05 C, 3.47% (Liquidity Facility Bank of America NA) (b)(d)	3,950,000	3,950,000
Series Merlots 04 B12, 3.34% (Liquidity Facility Wachovia Bank NA) (b)(d)	10,565,000	10,565,000
Series Merlots 06 B30, 3.34% (Liquidity Facility Wachovia Bank NA) (b)(d)	25,490,000	25,490,000
Series Merlots 06 B8, 3.34% (Liquidity Facility Wachovia Bank NA) (b)(d)	29,860,000	29,860,000
Series Merlots 07 C76, 3.34% (Liquidity Facility Bank of New York, New York) (b)(d)	12,350,000	12,350,000
Series MS 01 535, 3.49% (Liquidity Facility Morgan Stanley) (b)(d)	19,847,000	19,847,000
Series MS 01 785 3.49% (Liquidity Facility Morgan Stanley) (b)(d)	8,795,000	8,795,000
Series MS 06 1496, 3.49% (Liquidity Facility Rabobank Nederland Coop. Central) (b)(d)	5,675,000	5,675,000
Series MS 1186, 3.49% (Liquidity Facility Rabobank Nederland Coop. Central) (b)(d)	16,195,000	16,195,000
Series MT 127, 3.52% (Liquidity Facility BNP Paribas SA) (b)(d)	5,495,000	5,495,000
Series MT 487, 3.49% (Liquidity Facility BNP Paribas SA) (b)(d)	18,620,000	18,620,000
Series PA 1059, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,900,000	4,900,000
Series PA 945R, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,995,000	4,995,000
Series PT 1390, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,065,000	10,065,000
Series PT 1609, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,995,000	9,995,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series PT 1611, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 15,575,000	$ 15,575,000
Series PT 1618, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,010,000	8,010,000
Series PT 1802, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,945,000	4,945,000
Series PT 2008, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,930,000	10,930,000
Series PT 2015, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	11,030,000	11,030,000
Series PT 2118, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,370,000	10,370,000
Series PT 2252, 3.49% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	11,310,000	11,310,000
Series PT 2289, 3.49% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	11,100,000	11,100,000
Series PT 2421, 3.49% (Liquidity Facility Danske Bank AS) (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	26,235,000	26,235,000
Series PT 2426, 3.49% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	21,630,000	21,630,000
Series PT 2427, 3.52% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	6,745,000	6,745,000
Series PT 2618, 3.49% (Liquidity Facility Danske Bank AS) (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,960,000	5,960,000
Series PT 3202, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	19,820,000	19,820,000
Series PT 3222, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,845,000	2,845,000
Series PT 3651, 3.49% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	117,885,000	117,884,999
Series PT 3673, 3.49% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	20,350,000	20,350,000
Series PT 3841, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	11,295,000	11,295,000
Series PT 3989, 3.49% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(d)	21,995,000	21,995,000
Series PT 4143, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	44,495,000	44,495,000
Series PT 921, 3.49% (Liquidity Facility BNP Paribas SA) (b)(d)	18,700,000	18,700,000
Series PT 983, 3.49% (Liquidity Facility DEPFA BANK PLC) (b)(d)	25,800,000	25,800,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series Putters 1457, 3.49% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	$ 8,630,000	$ 8,630,000
Series Putters 1845, 3.49% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	31,495,000	31,495,000
Series Putters 2022, 3.49% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	22,040,000	22,040,000
Series Putters 2146, 3.49% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	13,600,000	13,600,000
Series Putters 2184, 3.49% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	12,160,000	12,160,000
Series Putters 300, 3.49% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	24,050,000	24,050,000
Series Putters 301, 3.49% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	19,240,000	19,240,000
Series Putters 317, 3.49% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	13,055,000	13,055,000
Series Putters 340, 3.49% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	6,340,000	6,340,000
Series Putters 343, 3.49% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	7,745,000	7,745,000
Series Putters 402, 3.49% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	29,695,000	29,695,000
Series Putters 571, 3.49% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	5,115,000	5,115,000
Series Putters 794, 3.49% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	5,395,000	5,395,000
Series ROC II R 10127, 3.5% (Liquidity Facility Citibank NA) (b)(d)	6,700,000	6,700,000
Series ROC II R 10149, 3.5% (Liquidity Facility Citigroup, Inc.) (b)(d)	7,545,000	7,545,000
Series ROC II R 10164, 3.5% (Liquidity Facility Citibank NA) (b)(d)	13,500,000	13,500,000
Series ROC II R 11130, 3.5% (Liquidity Facility Citibank NA) (b)(d)	7,885,000	7,885,000
Series ROC II R 11142, 3.5% (Liquidity Facility Citibank NA) (b)(d)	5,880,000	5,880,000
Series ROC II R 11163, 3.5% (Liquidity Facility Citibank NA) (b)(d)	15,320,000	15,320,000
Series ROC II R 4526, 3.5% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,095,000	5,095,000
Series ROC II R 2042, 3.5% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,095,000	5,095,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series ROC II R 6050, 3.5% (Liquidity Facility Citigroup, Inc.) (b)(d)	$ 14,465,000	$ 14,465,000
Series F, 3.58% 12/6/07 (Liquidity Facility JPMorgan Chase Bank), CP	30,000,000	30,000,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
Participating VRDN:
Series 01 834, 3.49% (Liquidity Facility Morgan Stanley) (b)(d)	26,658,000	26,658,000
Series BA 02 D, 3.5% (Liquidity Facility Bank of America NA) (b)(d)	10,505,000	10,505,000
Series Clipper 07 08, 3.46% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)	11,250,000	11,250,000
Series EGL 7050044 Class A, 3.51% (Liquidity Facility Citibank NA) (b)(d)	11,325,000	11,325,000
Series Merlots 00 T, 3.34% (Liquidity Facility Wachovia Bank NA) (b)(d)	3,955,000	3,955,000
Series Merlots 00 WW, 3.34% (Liquidity Facility Wachovia Bank NA) (b)(d)	28,890,000	28,890,000
Series Merlots 97 Y, 3.34% (Liquidity Facility Wachovia Bank NA) (b)(d)	6,355,000	6,355,000
Series MS 01 587, 3.49% (Liquidity Facility Morgan Stanley) (b)(d)	11,590,500	11,590,500
Series MS 1123, 3.49% (Liquidity Facility Morgan Stanley) (b)(d)	15,661,000	15,661,000
Series PA 595R, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,155,000	4,155,000
Series PA 973R, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,195,000	9,195,000
Series PT 2256, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,340,000	9,340,000
Series PT 2872, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,710,000	4,710,000
Series PT 3808, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,645,000	9,645,000
Series PT 904, 3.49% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	25,410,000	25,410,000
Series ROC II R 10244, 3.51% (Liquidity Facility Citigroup, Inc.) (b)(d)	31,400,000	31,400,000
Series ROC II R 294, 3.5% (Liquidity Facility Citibank NA) (b)(d)	4,995,000	4,995,000
Series SGB 42, 3.49% (Liquidity Facility Societe Generale) (b)(d)	27,080,000	27,080,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
Participating VRDN:
Series Solar 07 001, 3.77% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)(e)	$ 20,450,000	$ 20,450,000
(Children's Hosp. Proj.) Series L-2, 3.58% (AMBAC Insured), VRDN (b)	7,595,000	7,595,000
(Partners HealthCare Sys., Inc. Proj.) Series P2, 3.25% (FSA Insured), VRDN (b)	4,500,000	4,500,000
(Winchester Hosp. Proj.):
Series F, 3.33%, LOC Bank of America NA, VRDN (b)	15,170,000	15,170,000
Series G, 3.33%, LOC Bank of America NA, VRDN (b)	4,490,000	4,490,000
3.68% 11/5/07, CP	47,749,000	47,749,000
Massachusetts Hsg. Fin. Agcy.:
Multi Family Dev. Rev. (Princeton Crossing LP Proj.) Series 1996, 3.52%, LOC Fannie Mae, VRDN (b)(c)	18,900,000	18,900,000
Rent Hsg. Mtg. Rev. Series A, 3.3% (FSA Insured), VRDN (b)(c)	15,830,000	15,830,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
Bonds Series S, 4% 12/1/07 (c)	3,500,000	3,501,314
Participating VRDN:
Series Floaters 06 0101, 3.51% (Liquidity Facility Bank of New York, New York) (b)(c)(d)	3,380,000	3,380,000
Series LB 05 L27, 3.36% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	14,430,000	14,430,000
Series Merlots H, 3.34% (Liquidity Facility Wachovia Bank NA) (b)(d)	19,000,000	19,000,000
Series ROC II R 421, 3.58% (Liquidity Facility Citibank NA) (b)(c)(d)	4,600,000	4,600,000
Series Stars 07 32, 3.57% (Liquidity Facility BNP Paribas SA) (b)(c)(d)	2,525,000	2,525,000
Series 88, 3.38% (FSA Insured), VRDN (b)(c)	13,015,000	13,015,000
Series A, 3.52%, LOC Lloyds TSB Bank PLC, VRDN (b)(c)	29,290,000	29,290,000
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev.:
(346 Univ. LLC Proj.) Series 1996, 3.45%, LOC Bank of America NA, VRDN (b)(c)	1,800,000	1,800,000
(Barbour Corp. Proj.) Series 1998, 3.3%, LOC Bank of America NA, VRDN (b)(c)	3,510,000	3,510,000
(Boutwell Owens & Co., Inc. Proj.) Series 1998, 3.3%, LOC Wells Fargo Bank NA, VRDN (b)(c)	1,280,000	1,280,000
(Brady Enterprises Proj.) Series 1996, 3.3%, LOC Bank of America NA, VRDN (b)(c)	2,050,000	2,050,000
(Decas Cranberry Proj.) Series 1997, 3.3%, LOC Bank of America NA, VRDN (b)(c)	3,750,000	3,750,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev.: - continued
(Riverdale Mills Corp. Proj.) Series 1995, 3.45%, LOC Bank of America NA, VRDN (b)(c)	$ 1,700,000	$ 1,700,000
(United Plastics Proj.) Series 1997, 3.3%, LOC Wells Fargo Bank NA, VRDN (b)(c)	2,320,000	2,320,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 3.72% tender 11/5/07, CP mode	14,250,000	14,250,000
Series 1993 A, 3.72% tender 11/5/07, CP mode	13,700,000	13,700,000
Series 1993 B, 3.75% tender 12/4/07, CP mode	8,500,000	8,500,000
Massachusetts Indl. Fin. Agcy. Rev.:
Bonds (Massachusetts Biomedical Research Corp. Proj.) Series A2, 0% 8/1/08	5,000,000	4,859,471
(Goddard House Proj.) 3.47%, LOC Bank of America NA, VRDN (b)	300,000	300,000
(Heritage at Dartmouth Proj.) Series 1996, 3.47%, LOC Bank of America NA, VRDN (b)(c)	4,475,000	4,475,000
(Youville Place Proj.) Series 1996, 3.53% (AMBAC Insured), VRDN (b)	4,500,000	4,500,000
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. Participating VRDN Series MS 01 674, 3.49% (Liquidity Facility Morgan Stanley) (b)(d)	23,960,000	23,960,000
Massachusetts Port Auth. Rev.:
Participating VRDN:
Series Merlots 00 Q, 3.49% (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	21,345,000	21,345,000
Series PA 592, 3.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	4,850,000	4,850,000
Series PA 600R, 3.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	4,850,000	4,850,000
Series PT 895, 3.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	5,930,000	5,930,000
Series Putters 892, 3.49% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,145,000	5,145,000
Series ROC II R 2031, 3.5% (Liquidity Facility Citigroup, Inc.) (b)(d)	7,260,000	7,260,000
Series 2003 B, 3.52% 11/15/07, LOC Bank of New York, New York, CP (c)	49,000,000	49,000,000
Massachusetts Port Auth. Spl. Facilities Rev. Participating VRDN:
Series PT 4312, 3.5% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	11,145,000	11,145,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Port Auth. Spl. Facilities Rev. Participating VRDN: - continued
Series Putters 2181Z, 3.51% (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	$ 9,650,000	$ 9,650,000
Massachusetts Port Auth. Spl. Proj. Rev. (Harborside Hyatt Proj.) Series 2001 A, 3.29%, LOC Royal Bank of Scotland PLC, VRDN (b)(c)	37,100,000	37,100,000
Massachusetts School Bldg. Auth. Participating VRDN Series BS 313, 3.5% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	10,700,000	10,700,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Participating VRDN:
Series EGL 06 55 Class A, 3.51% (Liquidity Facility Citibank NA) (b)(d)	6,800,000	6,800,000
Series EGL 06 92 Class A, 3.51% (Liquidity Facility Citibank NA) (b)(d)	13,305,000	13,305,000
Series EGL 07 0031, 3.49% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	58,600,000	58,600,000
Series EGL 07 0032, 3.49% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	69,300,000	69,300,000
Series EGL 07 0067, 3.49% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	41,660,000	41,660,000
Series EGL 07 0092, 3.49% (Liquidity Facility DZ Bank Ag Deutsche Genosbank.) (b)(d)	27,295,000	27,295,000
Series MS 06 1340, 3.49% (Liquidity Facility Morgan Stanley) (b)(d)	3,500,000	3,500,000
Series PT 3399, 3.49% (Liquidity Facility Danske Bank AS) (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	32,095,000	32,095,000
Series PT 4230, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	30,085,000	30,085,000
Series Putters 1052Z, 3.49% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	8,850,000	8,850,000
Series Putters 1185, 3.48% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	10,145,000	10,145,000
Series Putters 1376, 3.49% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	9,775,000	9,775,000
Series Putters 1377 3.49% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	49,950,000	49,950,000
Series Putters 1712 T, 3.49% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	10,400,000	10,400,000
Series Putters 1744, 3.49% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	36,215,000	36,215,000
Series Putters 1822, 3.49% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	16,700,000	16,700,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.: - continued
Participating VRDN:
Series Putters 1984, 3.49% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	$ 18,595,000	$ 18,595,000
Series ROC II R 12006, 3.5% (Liquidity Facility Citigroup, Inc.) (b)(d)	29,700,000	29,700,000
Series ROC II R 613, 3.5% (Liquidity Facility Citibank NA) (b)(d)	7,610,000	7,610,000
Series ROC II R 414, 3.5% (Liquidity Facility Citibank NA) (b)(d)	23,800,000	23,800,000
Series Solar 05 03, 3.8% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)(e)	39,440,000	39,440,000
Series A:
3.6% 11/6/07, LOC Bank of Nova Scotia, New York Agcy., CP	22,100,000	22,100,000
3.6% 11/8/07, LOC Bank of Nova Scotia, New York Agcy., CP	10,500,000	10,500,000
Massachusetts Spl. Dedicated Tax Rev. Participating VRDN Series LB 07 P18, 3.29% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	37,770,000	37,770,000
Massachusetts Spl. Oblig. Dedicated Tax Rev. Participating VRDN:
Series GS 07 96TP, 3.51% (Liquidity Facility Wells Fargo & Co.) (b)(d)	9,900,000	9,900,000
Series MACN 05 K, 3.47% (Liquidity Facility Bank of America NA) (b)(d)	22,700,000	22,700,000
Series Merlots 05 A14, 3.34% (Liquidity Facility Wachovia Bank NA) (b)(d)	17,415,000	17,415,000
Series Merlots B19, 3.34% (Liquidity Facility Wachovia Bank NA) (b)(d)	19,815,000	19,815,000
Series PT 3058, 3.49% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	59,280,000	59,280,000
Series PT 3511, 3.49% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	37,260,000	37,260,000
Series PT 3573, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,415,000	5,415,000
Series PT 3612, 3.49% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	11,590,000	11,590,000
Series ROC II R 10159, 3.5% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,800,000	5,800,000
Massachusetts Spl. Oblig. Rev. Participating VRDN:
Series MSTC 7002, 3.47% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	4,995,000	4,995,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Spl. Oblig. Rev. Participating VRDN: - continued
Series PT 1427, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 9,990,000	$ 9,990,000
Series PT 2484, 3.49% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	15,950,000	15,950,000
Massachusetts State College Bldg. Auth. Rev. Participating VRDN:
Series DB 371, 3.49% (Liquidity Facility Deutsche Bank AG) (b)(d)	7,495,000	7,495,000
Series Merlots 00 B11, 3.34% (Liquidity Facility Wachovia Bank NA) (b)(d)	8,080,000	8,080,000
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev. Participating VRDN:
Series MS 00 489, 3.49% (Liquidity Facility Morgan Stanley) (b)(d)	11,860,000	11,860,000
Series PA 672, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,840,000	6,840,000
Series PT 135, 3.49% (Liquidity Facility Lloyds TSB Bank PLC) (b)(d)	14,485,000	14,485,000
Series ROC II R 536, 3.5% (Liquidity Facility Citibank NA) (b)(d)	6,505,000	6,505,000
Series SG 124, 3.49% (Liquidity Facility Societe Generale) (b)(d)	21,505,000	21,505,000
Massachusetts Tpk. Auth. Tpk. Rev. Participating VRDN Series Putters 140, 3.49% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	9,405,000	9,405,000
Massachusetts Wtr. Auth. Participating VRDN Series LB 07 KL3, 3.29% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(d)	19,340,000	19,340,000
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN:
Series EC 1058, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	12,665,000	12,665,000
Series PT 2365, 3.49% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	21,060,000	21,060,000
Series Putters 2246, 3.49% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	8,675,000	8,675,000
Series Putters 2290, 3.49% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,015,000	4,015,000
Series Putters 577, 3.49% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	9,940,000	9,940,000
Series PZ 155, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,020,000	10,020,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN: - continued
Series ROC II R 1027, 3.5% (Liquidity Facility Citigroup, Inc.) (b)(d)	$ 7,835,000	$ 7,835,000
Series ROC II R 1036, 3.5% (Liquidity Facility Citigroup, Inc.) (b)(d)	10,090,000	10,090,000
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. Participating VRDN Series Merlots 99 N, 3.34% (Liquidity Facility Wachovia Bank NA) (b)(d)	24,200,000	24,200,000
Massachusetts Wtr. Resource Auth. Wtr. & Swr. Rev. Participating VRDN Series PT 4348, 3.49% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	7,205,000	7,205,000
Massachusetts Wtr. Resources Auth. Participating VRDN Series PT 4370, 3.49% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	12,625,000	12,625,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Participating VRDN:
Series AAB 05 10, 3.48% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	16,995,000	16,995,000
Series EGL 02 2101, 3.49% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (b)(d)	14,660,000	14,660,000
Series EGL 06 0097, 3.5% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	11,645,000	11,645,000
Series EGL 7050011 Class A, 3.51% (Liquidity Facility Citibank NA) (b)(d)	10,990,000	10,990,000
Series Merlots 06 A1, 3.34% (Liquidity Facility Wachovia Bank NA) (b)(d)	9,965,000	9,965,000
Series MS 1080, 3.49% (Liquidity Facility Morgan Stanley) (b)(d)	5,770,000	5,770,000
Series PA 637, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,625,000	4,625,000
Series PT 1382, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,515,000	6,515,000
Series PT 3855, 3.49% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	62,610,000	62,610,000
Series ROC II R 10280, 3.5% (Liquidity Facility Citigroup, Inc.) (b)(d)	26,660,000	26,660,000
Series ROC II R 762, 3.5% (Liquidity Facility Citibank NA) (b)(d)	10,700,000	10,700,000
Series Solar 06 86, 3.47% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	6,745,000	6,745,000
Series 2002 C, 3.64%, LOC Landesbank Hessen-Thuringen, VRDN (b)	15,000,000	15,000,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.: - continued
3.55% 12/12/07, LOC Bayerische Landesbank Girozentrale, CP	$ 11,100,000	$ 11,100,000
Nantucket Gen. Oblig. BAN 4% 2/28/08	25,481,575	25,504,069
Needham Gen. Oblig. BAN 4% 6/13/08	13,000,000	13,025,393
New Bedford Gen. Oblig. BAN Series 2007 B, 4.25% 2/15/08	9,258,000	9,273,556
Northborough-Southboro Reg'l. School District BAN 4% 5/23/08	11,900,000	11,936,414
Peabody Gen. Oblig. BAN 4% 9/26/08	5,900,000	5,924,630
Pittsfield Gen. Oblig. BAN 4% 3/14/08	7,606,000	7,614,880
Route 3 North Trans. Impt. Assoc. Lease Rev. Participating VRDN Series AAB 00 14, 3.48% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	19,900,000	19,900,000
Route 3 North Transit Impt. Assoc. Massachusetts Lease Rev. Participating VRDN:
Series ROC II R 10099, 3.5% (Liquidity Facility Citibank NA) (b)(d)	6,400,000	6,400,000
Series ROC II R26, 3.5% (Liquidity Facility Citibank NA) (b)(d)	11,285,000	11,285,000
Springfield Pub. Util. Rev. Participating VRDN Series AAB 00 2, 3.5% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	15,360,000	15,360,000
Univ. of Massachusetts Bldg. Auth. Facilities Rev.:
Participating VRDN:
Series ROC II 4044, 3.5% (Liquidity Facility Citigroup, Inc.) (b)(d)	9,460,000	9,460,000
Series ROC II R 4522, 3.5% (Liquidity Facility Citigroup, Inc.) (b)(d)	8,600,000	8,600,000
Series ROC II R 4555, 3.5% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,930,000	5,930,000
Series 1, 3.24% (AMBAC Insured), VRDN (b)	4,310,000	4,310,000
Worcester Gen. Oblig. BAN 4% 9/26/08	13,763,000	13,824,139
		4,400,142,324
Puerto Rico - 6.9%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Participating VRDN Series ROC II R 10001 CE, 3.51% (Liquidity Facility Citigroup, Inc.) (b)(d)	66,700,000	66,700,000
Puerto Rico Commonwealth Gen. Oblig.:
Participating VRDN:
Series Floater 53G, 3.46% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	1,300,000	1,300,000
Municipal Securities - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Commonwealth Gen. Oblig.: - continued
Participating VRDN:
Series Merlots 01 A107, 3.32% (Liquidity Facility Bank of New York, New York) (b)(d)	$ 18,820,000	$ 18,820,000
TRAN 4.25% 7/30/08, LOC Bank of Nova Scotia, New York Agcy., LOC BNP Paribas SA (a)	50,000,000	50,309,500
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN Series EC 1004, 3.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	88,465,000	88,465,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN:
Series ROC II R 10247 CE, 3.48% (Liquidity Facility Citigroup, Inc.) (b)(d)	33,000,000	33,000,000
Series ROC II R 790, 3.48% (Liquidity Facility Citibank NA) (b)(d)	27,785,000	27,785,000
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN Series EGL 01 5101 Class A, 3.49% (Liquidity Facility Citibank NA) (b)(d)	9,725,000	9,725,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series EC 1144, 3.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	14,500,000	14,500,000
Series SGC 8, 3.49% (Liquidity Facility Societe Generale) (b)(d)	8,330,000	8,330,000
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Participating VRDN Series PZ 266, 3.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	19,690,000	19,690,000
		338,624,500
TOTAL INVESTMENT PORTFOLIO - 96.3% (Cost $4,738,766,824)		4,738,766,824
NET OTHER ASSETS - 3.7%		181,822,405
NET ASSETS - 100%		$ 4,920,589,229
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $118,696,000 or 2.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Massachusetts Gen. Oblig. Bonds Series MS 1015, 3.75%, tender 3/6/08 (Liquidity Facility Morgan Stanley)	3/3/06	$ 7,006,000
Security	Acquisition Date	Cost
Massachusetts Gen. Oblig. Bonds Series PT 3650, 3.73%, tender 3/6/08 (Liquidity Facility Dexia Cr. Local de France)	10/23/06 - 5/16/07	$ 45,410,000
Massachusetts Gen. Oblig. Bonds Series PT 3742, 3.78%, tender 3/6/08 (Liquidity Facility Dexia Cr. Local de France)	12/4/06	$ 6,390,000
Massachusetts Health & Edl. Facilities Auth. Rev. Participating VRDN Series Solar 07 001, 3.77% (Liquidity Facility U.S. Bank NA, Minnesota)	1/4/07 - 6/21/07	$ 20,450,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series Solar 05 03, 3.8% (Liquidity Facility U.S. Bank NA, Minnesota)	7/12/07	$ 39,440,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 195,757
Income Tax Information
At October 31, 2007, the aggregate cost of investment securities for income tax purposes was $4,738,766,824.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Massachusetts
AMT Tax-Free
Money Market Fund

Massachusetts AMT Tax-Free
Money Market
Institutional Class
Service Class

October 31, 2007

SMA-QTLY-1207

1.809100.103

Investments October 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 98.4%
	Principal Amount	Value
Massachusetts - 84.5%
Bedford Gen. Oblig. BAN 4.25% 7/24/08	$ 15,400,000	$ 15,459,358
Boston Gen. Oblig. Participating VRDN Series PZ 225, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,185,000	8,185,000
Braintree Gen. Oblig. BAN 3.75% 11/13/08 (e)	27,100,000	27,204,877
Falmouth Gen. Oblig. BAN:
Series A, 4% 10/10/08	5,000,000	5,027,265
4% 3/14/08	19,189,000	19,210,866
Haverhill Gen. Oblig. BAN 4.25% 12/14/07	7,000,000	7,004,384
Malden Gen. Oblig. BAN 4% 12/14/07	5,000,000	5,001,990
Massachusetts Participating VRDN:
Series Clipper 06 11, 3.46% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)	19,605,000	19,605,000
Series Clipper 07 18, 3.53% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)	54,600,000	54,600,000
Series MACN 06 I, 3.47% (Liquidity Facility Bank of America NA) (b)(d)	10,890,000	10,890,000
Massachusetts Bay Trans. Auth.:
Participating VRDN:
Series LB 06 P51U, 3.29% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	11,340,000	11,340,000
Series Merlots 00 H, 3.34% (Liquidity Facility Wachovia Bank NA) (b)(d)	8,400,000	8,400,000
Series ROC II R 10181, 3.5% (Liquidity Facility Citibank NA) (b)(d)	4,000,000	4,000,000
Series TOC 04 D, 3.47% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	5,800,000	5,800,000
Series 1999, 3.24% (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	25,200,000	25,200,000
Massachusetts Bay Trans. Auth. Massachusetts Rev. Participating VRDN:
Series PT 2250, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,275,000	6,275,000
Series PT 3616, 3.49% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	8,010,000	8,010,000
Series PT 3619, 3.49% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	13,360,000	13,360,000
Series Putters 1062, 3.49% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	12,135,000	12,135,000
Series ROC II R 10112, 3.5% (Liquidity Facility Citigroup, Inc.) (b)(d)	2,590,000	2,590,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Bay Trans. Auth. Massachusetts Rev. Participating VRDN: - continued
Series ROC II R 10160, 3.5% (Liquidity Facility Citigroup, Inc.) (b)(d)	$ 4,945,000	$ 4,945,000
Series ROC II R 507, 3.5% (Liquidity Facility Citibank NA) (b)(d)	3,955,000	3,955,000
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN:
Series MACN 05 E, 3.47% (Liquidity Facility Bank of America NA) (b)(d)	8,600,000	8,600,000
Series Merlots 06 B35, 3.34% (Liquidity Facility Wachovia Bank NA) (b)(d)	19,800,000	19,800,000
Series PT 1580, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,430,000	9,430,000
Series PT 2459, 3.49% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	2,000,000	2,000,000
Series PT 2581, 3.49% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	95,680,000	95,680,000
Series PT 2625, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	21,750,000	21,750,000
Series PT 3585, 3.49% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	9,380,000	9,380,000
Series PT 3630, 3.49% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	10,660,000	10,660,000
Series PT 3857, 3.49% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	21,030,000	21,030,000
Series PT 4140, 3.49% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(d)	17,925,000	17,925,000
Series PT 4368, 3.49% (Liquidity Facility Wells Fargo & Co.) (b)(d)	5,060,000	5,060,000
Series PT 4406, 3.49% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	25,970,000	25,970,000
Series Putters 1824, 3.49% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	16,495,000	16,495,000
Series PZ 249, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,848,000	5,848,000
Series ROC II R 7026, 3.5% (Liquidity Facility Citigroup, Inc.) (b)(d)	11,360,000	11,360,000
Series UBS 07 21, 3.49% (Liquidity Facility BNP Paribas SA) (b)(d)	6,240,000	6,240,000
Massachusetts Dev. Fin. Agcy. Indl. Dev. Rev. 3.46%, LOC KeyBank NA, VRDN (b)	7,500,000	7,500,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.:
Participating VRDN:
Series EGL 7053024 Class A, 3.5% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	$ 13,000,000	$ 13,000,000
Series LB 05 K10, 3.29% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	8,180,000	8,180,000
Series MACN 06 P, 3.47% (Liquidity Facility Bank of America NA) (b)(d)	5,100,000	5,100,000
Series MS 974, 3.49% (Liquidity Facility Morgan Stanley) (b)(d)	2,781,500	2,781,500
(Alliance of Massachusetts, Inc. Proj.) Series 2001 A, 3.48%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	3,800,000	3,800,000
(Boston Renaissance Charter School Proj.) 3.48%, LOC Bank of America NA, VRDN (b)	8,400,000	8,400,000
(Boston Univ. Proj.):
Series R3, 3.44% (XL Cap. Assurance, Inc. Insured), VRDN (b)	6,175,000	6,175,000
Series R4, 3.58% (XL Cap. Assurance, Inc. Insured), VRDN (b)	3,100,000	3,100,000
(Brooksby Village, Inc. Proj.) 3.43%, LOC LaSalle Bank NA, VRDN (b)	41,390,000	41,390,000
(Carleton-Willard Village Proj.) 3.43%, LOC Bank of America NA, VRDN (b)	12,410,000	12,410,000
(Childrens Museum Proj.) 3.23%, LOC Citizens Bank of Massachusetts (OLD), VRDN (b)	9,100,000	9,100,000
(City Year Proj.) 3.23%, LOC Bank of America NA, VRDN (b)	8,100,000	8,100,000
(Dean College Issue Prog.) 3.42%, LOC Citizens Bank of Massachusetts (OLD), VRDN (b)	5,520,000	5,520,000
(Draper Lab. Issue Proj.) Series 2000, 3.23% (MBIA Insured), VRDN (b)	13,690,000	13,690,000
(Edgewood Retirement Proj.) Series A, 3.29%, LOC Lloyds TSB Bank PLC, VRDN (b)	4,900,000	4,900,000
(Int'l. Fund For Animal Welfare, Inc. Proj.) 3.23%, LOC Bank of America NA, VRDN (b)	13,600,000	13,600,000
(Lasell Village Proj.) 3.45%, LOC Bank of America NA, VRDN (b)	20,285,000	20,285,000
(Mary Ann Morse Healthcare Proj.) 3.47%, LOC JPMorgan Chase Bank, VRDN (b)	8,700,000	8,700,000
(Masonic Nursing Home, Inc. Proj.) 3.36%, LOC Citizens Bank of Massachusetts (OLD), VRDN (b)	15,005,000	15,005,000
(Neighborhood House Charter Proj.) Series A, 3.43%, LOC Bank of America NA, VRDN (b)	7,100,000	7,100,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(New Jewish High School Proj.) 3.44%, LOC Allied Irish Banks PLC, VRDN (b)	$ 7,315,000	$ 7,315,000
(Newton Country Day School Proj.):
3.43%, LOC Bank of America NA, VRDN (b)	7,535,000	7,535,000
3.43%, LOC Bank of America NA, VRDN (b)	10,280,000	10,280,000
(Saint Mark's School Proj.) 3.43%, LOC Bank of America NA, VRDN (b)	7,560,000	7,560,000
(Sherburne Commons, Inc. Proj.) 3.45%, LOC Comerica Bank, Detroit, VRDN (b)	27,500,000	27,500,000
(Simmons College Proj.) Series G, 3.23% (XL Cap. Assurance, Inc. Insured), VRDN (b)	2,975,000	2,975,000
(South Area Solomon Day School Proj.) 3.46%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	9,000,000	9,000,000
(Thayer Academy Proj.) 3.45%, VRDN (b)	30,340,000	30,340,000
(The May Institute, Inc. Proj.) Series H, 3.43%, LOC Banco Santander Central Hispano SA, VRDN (b)	6,400,000	6,400,000
(The Rivers School Proj.) 3.44%, LOC Citizens Bank of Massachusetts (OLD), VRDN (b)	7,000,000	7,000,000
(Third Sector New England, Inc. Proj.) Series A, 3.43%, LOC Bank of America NA, VRDN (b)	17,700,000	17,700,000
(WGBH Edl. Foundation Proj.):
Series 2005 A, 3.25% (AMBAC Insured), VRDN (b)	13,320,000	13,320,000
Series 2006 A, 3.25% (AMBAC Insured), VRDN (b)	52,325,000	52,325,000
(YMCA of Greater Boston Proj.) Series A, 3.44%, LOC Citizens Bank of Massachusetts (OLD), VRDN (b)	25,680,000	25,680,000
Series 2001, 3.58% 12/6/07, LOC JPMorgan Chase Bank, CP	5,509,000	5,509,000
3.48% 3/6/08, LOC Bank of America NA, CP	13,029,000	13,029,000
Massachusetts Dev. Fin. Agcy. Sr. Living Facility Rev. (New England Deaconess Assoc. Proj.) 3.43%, LOC Lloyds TSB Bank PLC, VRDN (b)	19,810,000	19,810,000
Massachusetts Gen. Oblig.:
Bonds:
Series C, 4% 8/1/08	1,000,000	1,004,487
Series MS 1015, 3.75%, tender 3/6/08 (Liquidity Facility Morgan Stanley) (b)(d)(f)	3,000,000	3,000,000
Participating VRDN:
Series AAB 00 18, 3.48% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	4,600,000	4,600,000
Series AAB 02 18, 3.48% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	4,500,000	4,500,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series Clipper 07 06, 3.51% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)	$ 17,900,000	$ 17,900,000
Series Clipper 07 39, 3.48% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)	19,800,000	19,800,000
Series EGL 07 0149, 3.5% (Liquidity Facility Citibank NA) (b)(d)	11,500,000	11,500,000
Series LB 05 P1U, 3.29% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	3,745,000	3,745,000
Series LB 06 K16, 3.29% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	4,000,000	4,000,000
Series LB 07 K33W, 3.3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	11,040,000	11,040,000
Series LB P61W, 3.29% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	15,475,000	15,475,000
Series MACN 05 C, 3.47% (Liquidity Facility Bank of America NA) (b)(d)	3,950,000	3,950,000
Series Merlots 04 B12, 3.34% (Liquidity Facility Wachovia Bank NA) (b)(d)	16,895,000	16,895,000
Series Merlots 06 B30, 3.34% (Liquidity Facility Wachovia Bank NA) (b)(d)	10,350,000	10,350,000
Series Merlots 06 B7, 3.34% (Liquidity Facility Wachovia Bank NA) (b)(d)	9,955,000	9,955,000
Series Merlots 07 C75, 3.34% (Liquidity Facility Bank of New York, New York) (b)(d)	10,655,000	10,655,000
Series MS 01 535, 3.49% (Liquidity Facility Morgan Stanley) (b)(d)	5,400,000	5,400,000
Series MS 1186, 3.49% (Liquidity Facility Rabobank Nederland Coop. Central) (b)(d)	5,500,000	5,500,000
Series MT 487, 3.49% (Liquidity Facility BNP Paribas SA) (b)(d)	11,075,000	11,075,000
Series PT 1281, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,000,000	5,000,000
Series PT 2279, 3.52% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	5,225,000	5,225,000
Series PT 2299, 3.52% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	5,160,000	5,160,000
Series PT 2332, 3.52% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	5,415,000	5,415,000
Series PT 2367, 3.49% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	5,410,000	5,410,000
Series PT 2426, 3.49% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	4,800,000	4,800,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series PT 2618, 3.49% (Liquidity Facility Danske Bank AS) (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 9,920,000	$ 9,920,000
Series PT 2623, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,250,000	10,250,000
Series PT 3202, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,240,000	6,240,000
Series PT 3222, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	17,860,000	17,860,000
Series PT 3625, 3.52% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	7,645,000	7,645,000
Series PT 3673, 3.49% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	7,560,000	7,560,000
Series PT 4301, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	15,265,000	15,265,000
Series PT 4302, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	50,000,000	50,000,000
Series PT 4351, 3.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	12,110,000	12,110,000
Series PT 921, 3.49% (Liquidity Facility BNP Paribas SA) (b)(d)	5,430,000	5,430,000
Series PT 983, 3.49% (Liquidity Facility DEPFA BANK PLC) (b)(d)	7,395,000	7,395,000
Series PT 987, 3.49% (Liquidity Facility DEPFA BANK PLC) (b)(d)	8,140,000	8,140,000
Series Putters 1845, 3.49% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	18,495,000	18,495,000
Series Putters 2022, 3.49% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	13,600,000	13,600,000
Series Putters 301, 3.49% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	4,605,000	4,605,000
Series RBC I 32, 3.46% (Liquidity Facility Royal Bank of Canada) (b)(d)	19,800,000	19,800,000
Series ROC II R 10127, 3.5% (Liquidity Facility Citibank NA) (b)(d)	2,265,000	2,265,000
Series ROC II R 10164, 3.5% (Liquidity Facility Citibank NA) (b)(d)	30,250,000	30,250,000
Series ROC II R 11090, 3.5% (Liquidity Facility Citibank NA) (b)(d)	15,500,000	15,500,000
Series ROC II R 102, 3.5% (Liquidity Facility Citibank NA) (b)(d)	4,865,000	4,865,000
Series SG 126, 3.49% (Liquidity Facility Societe Generale) (b)(d)	3,255,000	3,255,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
(Central Artery Proj.):
Series 2000 A, 3.58% (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	$ 27,790,000	$ 27,790,000
Series B, 3.58% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	11,650,000	11,650,000
Series 2006 B, 3.64% (Liquidity Facility Bank of America NA), VRDN (b)	6,785,000	6,785,000
Series F, 3.58% 12/6/07 (Liquidity Facility JPMorgan Chase Bank), CP	47,000,000	47,000,000
Massachusetts Health & Edl. Facilities Auth. Participating VRDN Series Solar 07 10, 3.47% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	13,800,000	13,800,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
Participating VRDN:
Series 01 834, 3.49% (Liquidity Facility Morgan Stanley) (b)(d)	10,500,000	10,500,000
Series Clipper 07 08, 3.46% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)	4,200,000	4,200,000
Series Merlots 00 T, 3.34% (Liquidity Facility Wachovia Bank NA) (b)(d)	1,570,000	1,570,000
Series Merlots 00 WW, 3.34% (Liquidity Facility Wachovia Bank NA) (b)(d)	13,000,000	13,000,000
Series Merlots 97 Y, 3.34% (Liquidity Facility Wachovia Bank NA) (b)(d)	4,335,000	4,335,000
Series PA 595R, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,000,000	4,000,000
Series PA 973R, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,300,000	3,300,000
Series PT 2664, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,990,000	6,990,000
Series PT 2665, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,545,000	9,545,000
Series PT 2872, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,900,000	6,900,000
Series PT 904, 3.49% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	10,080,000	10,080,000
Series Putters 2104, 3.49% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	17,400,000	17,400,000
Series ROC II R 10244, 3.51% (Liquidity Facility Citigroup, Inc.) (b)(d)	20,600,000	20,600,000
Series SGB 42, 3.49% (Liquidity Facility Societe Generale) (b)(d)	8,700,000	8,700,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
Participating VRDN:
Series Solar 07 001, 3.77% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)(f)	$ 7,300,000	$ 7,300,000
(Baystate Med. Ctr. Proj.) Series G, 3.24%, LOC Bank of America NA, VRDN (b)	38,800,000	38,800,000
(Boston Univ. Proj.) Series 2001 Q1, 3.44% (XL Cap. Assurance, Inc. Insured), VRDN (b)	18,130,000	18,130,000
(CIL Realty of Massachusetts Proj.) Series 2007, 3.27%, LOC HSBC Bank USA, VRDN (b)	8,330,000	8,330,000
(Harvard Univ. Proj.):
Series BB 3.41%, VRDN (b)	18,600,000	18,600,000
Series GG1, 3.41%, VRDN (b)	15,650,000	15,650,000
(Harvard Vanguard Med. Associates Proj.) 3.43%, LOC Bank of America NA, VRDN (b)	32,480,000	32,480,000
(Home for Little Wanderers Proj.) Series B, 3.43%, LOC Citizens Bank of Massachusetts (OLD), VRDN (b)	4,185,000	4,185,000
(Northeast Hosp. Corp. Proj.) Series H, 3.26%, LOC Bank of America NA, VRDN (b)	22,650,000	22,650,000
(Partners HealthCare Sys., Inc. Proj.):
Series P1, 3.24% (FSA Insured), VRDN (b)	44,780,000	44,780,000
Series P2, 3.25% (FSA Insured), VRDN (b)	45,800,000	45,800,000
(Pool Ln. Prog.) Series M3D, 3.44%, LOC Citizens Bank of Massachusetts (OLD), VRDN (b)	3,000,000	3,000,000
(Williams College Proj.) Series I, 3.4%, VRDN (b)	14,000,000	14,000,000
Series B, 3.43%, LOC Citizens Bank of Massachusetts (OLD), VRDN (b)	7,925,000	7,925,000
3.68% 11/5/07, CP	30,700,000	30,700,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev. Participating VRDN Series Merlots H, 3.34% (Liquidity Facility Wachovia Bank NA) (b)(d)	8,375,000	8,375,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 3.72% tender 11/5/07, CP mode	6,700,000	6,700,000
Series 1993 A, 3.72% tender 11/5/07, CP mode	6,300,000	6,300,000
Series 1993 B, 3.75% tender 12/4/07, CP mode	19,000,000	19,000,000
Massachusetts Indl. Fin. Agcy. Rev.:
Bonds (Massachusetts Biomedical Research Corp. Proj.) Series A2, 0% 8/1/08	19,800,000	19,246,320
(Goddard House Proj.) 3.47%, LOC Bank of America NA, VRDN (b)	9,400,000	9,400,000
(Society for the Prevention of Cruelty to Animals Proj.) Series 1997, 3.43%, LOC Bank of America NA, VRDN (b)	6,085,000	6,085,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Indl. Fin. Agcy. Rev.: - continued
(Youville Place Proj.) Series 1996, 3.53% (AMBAC Insured), VRDN (b)	$ 3,700,000	$ 3,700,000
Massachusetts Port Auth. Rev.:
Participating VRDN:
Series PA 599R, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,850,000	4,850,000
Series Putters 893, 3.49% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	12,330,000	12,330,000
Series Solar 06 108, 3.46% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	9,300,000	9,300,000
Series 2003 A, 3.48% 11/15/07, LOC Bank of New York, New York, CP	15,000,000	15,000,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Participating VRDN:
Series EGL 07 0031, 3.49% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	30,500,000	30,500,000
Series EGL 07 0033, 3.49% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(d)	19,800,000	19,800,000
Series EGL 07 0067, 3.49% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	19,100,000	19,100,000
Series EGL 07 0092, 3.49% (Liquidity Facility DZ Bank Ag Deutsche Genosbank.) (b)(d)	33,500,000	33,500,000
Series EGL 7050070 Class A, 3.51% (Liquidity Facility Citibank NA) (b)(d)	10,000,000	10,000,000
Series MS 06 1340, 3.49% (Liquidity Facility Morgan Stanley) (b)(d)	8,225,000	8,225,000
Series PT 3105, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	20,730,000	20,730,000
Series PT 4230, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	30,090,000	30,090,000
Series Putters 1197, 3.48% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	7,695,000	7,695,000
Series Putters 1376, 3.49% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	9,605,000	9,605,000
Series Putters 1377 3.49% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,000,000	6,000,000
Series Putters 1430, 3.49% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	10,215,000	10,215,000
Series Putters 1744, 3.49% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	18,285,000	18,285,000
Series Putters 1819, 3.49% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,315,000	5,315,000
Series Putters 1920, 3.49% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	13,950,000	13,950,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.: - continued
Participating VRDN:
Series Putters 1984, 3.49% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	$ 20,995,000	$ 20,995,000
Series Putters 2038, 3.49% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	655,000	655,000
Series Putters 2286, 3.49% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	15,520,000	15,520,000
Series ROC II R 613, 3.5% (Liquidity Facility Citibank NA) (b)(d)	15,230,000	15,230,000
Series ROC II R 414, 3.5% (Liquidity Facility Citibank NA) (b)(d)	2,590,000	2,590,000
Series A:
3.6% 11/6/07, LOC Bank of Nova Scotia, New York Agcy., CP	10,900,000	10,900,000
3.7% 12/7/07, LOC Bank of Nova Scotia, New York Agcy., CP	20,000,000	20,000,000
Massachusetts Spl. Oblig. Dedicated Tax Rev. Participating VRDN:
Series MACN 05 K, 3.47% (Liquidity Facility Bank of America NA) (b)(d)	7,000,000	7,000,000
Series PT 3058, 3.49% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	18,880,000	18,880,000
Series PT 3511, 3.49% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	6,980,000	6,980,000
Series PT 3573, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,780,000	3,780,000
Series Putters 2007, 3.46% (Liquidity Facility CDC Fin. CDC IXIS) (b)(d)	9,990,000	9,990,000
Series ROC II R 10159, 3.5% (Liquidity Facility Citigroup, Inc.) (b)(d)	1,995,000	1,995,000
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev. Participating VRDN:
Series ROC II R 536, 3.5% (Liquidity Facility Citibank NA) (b)(d)	13,015,000	13,015,000
Series SG 124, 3.49% (Liquidity Facility Societe Generale) (b)(d)	16,985,000	16,985,000
Massachusetts Tpk. Auth. Tpk. Rev. Participating VRDN Series PA 581R, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	19,885,000	19,885,000
Massachusetts Wtr. Auth. Participating VRDN Series LB 07 KL3, 3.29% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(d)	12,300,000	12,300,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN:
Series PT 2365, 3.49% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	$ 5,800,000	$ 5,800,000
Series PT 2368, 3.52% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	7,745,000	7,745,000
Series Putters 2246, 3.49% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,800,000	5,800,000
Series Putters 867T, 3.49% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,025,000	6,025,000
Massachusetts Wtr. Poll. Abatement Trust Wtr. & Swr. Rev. Participating VRDN:
Series MSTC 7030, 3.47% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	7,500,000	7,500,000
Series MSTC 7034, 3.47% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	8,665,000	8,665,000
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. Participating VRDN Series Merlots 99 N, 3.34% (Liquidity Facility Wachovia Bank NA) (b)(d)	9,170,000	9,170,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Participating VRDN:
Series AAB 05 10, 3.48% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	5,500,000	5,500,000
Series AAB 07 22, 3.48% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	17,330,000	17,330,000
Series EGL 02 2101, 3.49% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (b)(d)	4,600,000	4,600,000
Series EGL 06 0054, 3.51% (Liquidity Facility Citibank NA) (b)(d)	7,300,000	7,300,000
Series EGL 06 0097, 3.5% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	3,700,000	3,700,000
Series MS 04 1038, 3.49% (Liquidity Facility Morgan Stanley) (b)(d)	8,870,000	8,870,000
Series MSTC 7039, 3.47% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	23,065,000	23,065,000
Series PT 3855, 3.49% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	26,800,000	26,800,000
Series Putters 1789B, 3.49% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	5,595,000	5,595,000
Series RBC I 48, 3.5% (Liquidity Facility Royal Bank of Canada) (b)(d)	5,605,000	5,605,000
Series ROC II R 10280, 3.5% (Liquidity Facility Citigroup, Inc.) (b)(d)	7,000,000	7,000,000
Series ROC II R 252, 3.5% (Liquidity Facility Citibank NA) (b)(d)	6,585,000	6,585,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.: - continued
Series 1995, 3.71% 12/5/07, LOC Bayerische Landesbank Girozentrale, CP	$ 6,000,000	$ 6,000,000
Series 1997 B, 3.24% (AMBAC Insured), VRDN (b)	8,155,000	8,155,000
Series 1998 D, 3.24% (FGIC Insured), VRDN (b)	30,305,000	30,305,000
Series 2000 C, 3.24% (FGIC Insured), VRDN (b)	8,610,000	8,610,000
Series 2001 A, 3.24% (FGIC Insured), VRDN (b)	5,155,000	5,155,000
Series 2001 B, 3.23% (FGIC Insured), VRDN (b)	3,850,000	3,850,000
Series 2002 C, 3.64%, LOC Landesbank Hessen-Thuringen, VRDN (b)	7,090,000	7,090,000
3.55% 12/12/07, LOC Bayerische Landesbank Girozentrale, CP	7,500,000	7,500,000
Nantucket Gen. Oblig. BAN 4% 2/28/08	14,400,000	14,412,712
New Bedford Gen. Oblig. BAN Series 2007 B, 4% 2/15/08	4,045,000	4,048,911
North Reading Gen. Oblig. BAN 4% 9/18/08	7,686,000	7,716,680
Northborough-Southboro Reg'l. School District BAN 4% 5/23/08	8,100,000	8,124,786
Revere Gen. Oblig. BAN 4% 12/14/07	7,000,000	7,001,576
Route 3 North Trans. Impt. Assoc. Lease Rev. Participating VRDN Series AAB 00 14, 3.48% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	6,535,000	6,535,000
Route 3 North Transit Impt. Assoc. Massachusetts Lease Rev. Participating VRDN Series ROC II R 10099, 3.5% (Liquidity Facility Citibank NA) (b)(d)	1,850,000	1,850,000
Springfield Gen. Oblig. Participating VRDN Series PT 3998, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,280,000	8,280,000
Tewksbury Gen. Oblig. BAN 4.65% 3/28/08	10,075,000	10,116,669
Univ. of Massachusetts Bldg. Auth. Facilities Rev.:
Participating VRDN:
Series PT 2242, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,590,000	2,590,000
Series ROC II R 2038, 3.5% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,080,000	5,080,000
Series 1, 3.24% (AMBAC Insured), VRDN (b)	210,000	210,000
Winchester Gen. Oblig. BAN 4.25% 7/10/08	13,710,000	13,760,020
		2,957,863,401
Puerto Rico - 13.9%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Participating VRDN Series ROC II R 10001 CE, 3.51% (Liquidity Facility Citigroup, Inc.) (b)(d)	32,400,000	32,400,000
Municipal Securities - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Commonwealth Gen. Oblig.:
Participating VRDN:
Series Merlots 01 A107, 3.32% (Liquidity Facility Bank of New York, New York) (b)(d)	$ 24,410,000	$ 24,410,000
Series PA 620, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,250,000	2,250,000
Series ROC II R185, 3.48% (Liquidity Facility Citibank NA) (b)(d)	4,000,000	4,000,000
TRAN 4.25% 7/30/08, LOC Bank of Nova Scotia, New York Agcy., LOC BNP Paribas SA (e)	35,000,000	35,216,650
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN Series EC 1004, 3.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	53,545,000	53,545,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN:
Series LB 07 P40W, 3.22% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	7,000,000	7,000,000
Series MACN 05 N, 3.45% (Liquidity Facility Bank of America NA) (b)(d)	26,970,000	26,970,000
Series MACN 06 H, 3.45% (Liquidity Facility Bank of America NA) (b)(d)	15,175,000	15,175,000
Series PT 3189, 3.45% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	12,110,000	12,110,000
Series ROC II 99 2, 3.48% (Liquidity Facility Citibank NA) (b)(d)	1,500,000	1,500,000
Series ROC II R 10247 CE, 3.48% (Liquidity Facility Citigroup, Inc.) (b)(d)	66,900,000	66,900,000
Series ROC II R 790, 3.48% (Liquidity Facility Citibank NA) (b)(d)	71,900,000	71,900,000
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN:
Series LB 07 K52W, 3.22% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	5,530,000	5,530,000
Series Merlots 00 A15, 3.32% (Liquidity Facility Bank of New York, New York) (b)(d)	14,020,000	14,020,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series EC 1144, 3.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	14,500,000	14,500,000
Series EGL 07 0046, 3.47% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(d)	14,850,000	14,850,000
Series Merlots B03, 3.32% (Liquidity Facility Wachovia Bank NA) (b)(d)	10,530,000	10,530,000
Series PT 4259, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,000,000	10,000,000
Municipal Securities - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN: - continued
Series Putters 1818, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	$ 3,600,000	$ 3,600,000
Series ROC II R 11110 CE, 3.48% (Liquidity Facility Citibank NA) (b)(d)	9,485,000	9,485,000
Puerto Rico Indl., Tourist, Edl., Med. & Envir. Cont. Facilities Fing. Auth. (Ana G. Mendez Univ. Sys. Proj.) Series 1998, 3.28%, LOC Banco Santander Central Hispano SA, VRDN (b)	2,350,000	2,350,000
Puerto Rico Muni. Fin. Agcy. Participating VRDN Series MS 00 225, 3.47% (Liquidity Facility Morgan Stanley) (b)(d)	9,790,000	9,790,000
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Participating VRDN:
Series PZ 266, 3.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	18,455,000	18,455,000
Series PZ 269, 3.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	18,300,000	18,300,000
		484,786,650
	Shares
Other - 0.0%
Fidelity Tax-Free Cash Central Fund, 3.5% (a)(c)	700	700
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $3,442,650,751)		3,442,650,751
NET OTHER ASSETS - 1.6%		55,546,934
NET ASSETS - 100%		$ 3,498,197,685
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(d) Provides evidence of ownership in one or more underlying municipal bonds.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,300,000 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Massachusetts Gen. Oblig. Bonds Series MS 1015, 3.75%, tender 3/6/08 (Liquidity Facility Morgan Stanley)	6/20/06	$ 3,000,000
Massachusetts Health & Edl. Facilities Auth. Rev. Participating VRDN Series Solar 07 001, 3.77% (Liquidity Facility U.S. Bank NA, Minnesota)	1/4/07 - 6/21/07	$ 7,300,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 464,355
Income Tax Information
At October 31, 2007, the aggregate cost of investment securities for income tax purposes was $3,442,650,751.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Massachusetts Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Massachusetts Municipal Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	December 31, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	December 31, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	December 31, 2007